Intangible Assets Subject to Amortization, Future Amortization (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014
Intangible Assets Subject to Amortization, Future Amortization [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,676
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,426
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,161
Finite-Lived Intangible Assets, Amortization Expense, Year Four	881
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 664